Intangible Assets - Summary of Finite Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Gross [Abstract]
Finite Lived Copyright Gross	¥ 8,547	¥ 7,918
Capitalized Computer Software, Gross	1,370	610
Finite Lived Trademarks And Other Gross	1,053	425
Total intangible assets	10,970	8,953
Less: accumulated amortization
Intangible assets, net	1,701	1,451
Copyright [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(8,308)	(7,145)
Software [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(735)	(303)
Trademark and others [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (226)	¥ (54)